Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.
Entity Central Index Key	0001635295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2023
Document Effective Date	Nov. 01, 2023
Prospectus Date	Sep. 01, 2023
BNY Mellon Core Plus Fund | Class A
Prospectus:
Trading Symbol	DCPAX
BNY Mellon Core Plus Fund | Class C
Prospectus:
Trading Symbol	DCPCX
BNY Mellon Core Plus Fund | Class I
Prospectus:
Trading Symbol	DCPIX
BNY Mellon Core Plus Fund | Class Y
Prospectus:
Trading Symbol	DCPYX